Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012
Document And Entity Information
Entity Registrant Name	Frozen Food Gift Group, Inc
Entity Central Index Key	0001486526
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 100,562
Entity Common Stock, Shares Outstanding		121,574,774
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheet (USD $)	Dec. 31, 2011
ASSETS
Cash	$ 540
Prepaid expenses	3,770
Total current assets	4,310
Equipment, net	2,163
Total assets	6,473
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	621,083
Customer deposits	45,000
Loans payable - stockholders	45,538
Loans payable - other	214,290
Total current liabilities	925,911
Stockholders' Equity:
Common stock, $0.00001 par value; 20,000,000,000 shares authorized, 112,456,666 issued and outstanding	1,124
Additional paid in capital	101,480
Deficit accumulated during development stage	(1,022,042)
Stockholders' Deficit	(919,438)
Liabilities and Stockholders' Deficit	$ 6,473

Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011
Stockholders' Equity:
Common stock, par value	$ 0.00001
Common stock, Authorized	20,000,000,000
Common stock, Issued	112,456,666
Common stock, outstanding	112,456,666

Statements of Operations (USD $)	12 Months Ended		36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Statements Of Operations
Revenue	$ 50,998	$ 101,624	$ 152,622
Cost of goods sold	40,649	43,479	84,128
Gross income	10,349	58,145	68,494
Expenses:
General and administrative expenses	23,123	24,810	76,788
Officer's compensation	120,000	105,000	375,000
Advertising and promotion	41,630	27,504	69,134
Director's fees	90,000	90,000	292,500
Professional fees	41,854	133,261	219,290
Rent	9,290	19,511	28,801
Telephone	5,152	3,426	9,159
Operating expenses	331,049	403,512	1,070,672
Net (loss) before other income and expenses	(320,700)	(345,367)	(1,002,178)
Other income and expenses
Interest expense	(8,141)	(11,723)	(19,864)
Provision for income taxes	0	0	0
TOTAL	(8,141)	(11,723)	(19,864)
Net (loss)	$ (328,841)	$ (357,090)	$ (1,022,042)
(Loss) per common share - Basic and fully diluted	$ 0	$ 0	$ (0.01)
Weighted average number of shares outstanding - Basic and fully diluted	112,434,228	112,426,666	107,793,294

Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning balance, amount at Jan. 01, 2009	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jan. 01, 2009	0
Issuance of common stock for services, shares	101,184,000
Issuance of common stock for services, amount	1,012	99,980		100,992
Net loss			(336,111)	(336,111)
Ending balance, amount at Dec. 31, 2009	1,012	99,980	(336,111)	(235,119)
Ending balance, shares at Dec. 31, 2009	101,184,000
Issuance of common stock for services, shares	11,242,666
Issuance of common stock for services, amount	112			112
Net loss			(357,090)	(357,090)
Ending balance, amount at Dec. 31, 2010	1,124	99,980	(693,201)	(592,097)
Ending balance, shares at Dec. 31, 2010	112,426,666
Issuance of common stock for services, shares	30,000
Issuance of common stock for services, amount		1,500		1,500
Net loss			(328,841)	(328,841)
Ending balance, amount at Dec. 31, 2011	$ 1,124	$ 101,480	$ (1,022,042)	$ (919,438)
Ending balance, shares at Dec. 31, 2011	112,456,666

Statements of Cash Flows (USD $)	12 Months Ended		36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net (loss)	$ (328,841)	$ (357,090)	$ (1,022,042)
Adjustments to reconcile net (loss) to net cash (used by) operating activities:
Depreciation expense	650	437	1,087
Prepaid expenses	(87)	87,984	(3,770)
Accounts payable and accrued expenses	193,481	165,102	621,083
Customer deposits	45,000	0	45,000
Common stock issued for services	1,500	112	102,604
Net cash used in operating activities	(88,297)	(103,455)	(256,038)
Cash flows from investing activities:
Purchase of equipment	0	(3,250)	(3,250)
Net cash provided by (used in) investing activities	0	(3,250)	(3,250)
Cash flows from financing activities:
Stockholders' loans	13,138	10,000	45,538
Loans payable - other	74,290	85,000	214,290
Net cash provided by financing activities	87,428	95,000	259,828
Net increase/(decrease) in cash	(869)	(11,705)	540
Cash - at beginning of year	1,409	13,114
Cash - at end of year	540	1,409	540
Supplemental cash flow information:
Cash paid during the period for Interest	6,500	6,334	12,834
Cash paid during the period for Income taxes	$ 0	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Company was created on January 2, 2009 and was incorporated in the state of Delaware later that year. The Company is in the development stage. The Company sells ice cream and related frozen products on the internet.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered. Provision for sales returns will be estimated based on the Company's historical return experience. Revenue is presented net of returns.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2011. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash and accounts payable and accrued expenses. Fair values were assumed to approximate carrying values for these financial instruments because they are short term in nature and their carrying amounts approximate fair values.

Net Income (Loss) Per Common Share

Basic net (loss) income per common share is calculated using the weighted average common shares outstanding during each reporting period. Diluted net (loss) income per common share adjusts the weighted average common shares for the potential dilution that could occur if common stock equivalents (convertible debt and preferred stock, warrants, stock options and restricted stock shares and units) were exercised or converted into common stock. There were no common stock equivalents at December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Income Taxes

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the deferred tax assets will not be realized. Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.

ASC 740, Income Taxes, requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation. ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value using an option pricing model. ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity. The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Recent Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS).”  This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS.  ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level three fair value measurements.  This pronouncement is effective for reporting periods beginning on or after December 15, 2011.  The adoption of ASU 2011-04 is not expected to have a significant impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued guidance on the presentation of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items of net income and other comprehensive income in (1) one continuous statement, referred to as the statement of comprehensive income, or (2) in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform with the current year presentation

STOCKHOLDERS' (DEFICIT)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' (DEFICIT)

Note 2. STOCKHOLDERS' (DEFICIT)

At inception, the Company issued 99,184,000 shares of its common stock for costs and services related to its organization aggregating $992, which approximates the fair market value of the costs and services provided. Accordingly, the Company has recorded a charge to operations of $992 during the period ended December 31, 2009.

During August 2009 the Company entered into an agreement with two individuals for consulting services in exchange for the issuance of 2,000,000 shares of common stock. The shares were valued at their fair market value of $100,000 and the value was charged to operations as general and administrative expenses.

In July 2010 the Company issued 11,242,666 shares of its common stock for consulting services at par value $0.00001 (or $112). The shares were valued at their fair market value of $112 and the value was charged to operations as general and administrative expenses.

In September 2011 the Company issued 30,000 shares of its common stock for consulting services at $0.05 (or $1,500). The shares were valued at their fair market value of $1,500 and the value was charged to operations as general and administrative expenses.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

Note 3. INCOME TAXES

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the year ended December 31, 2010. The sources and tax effects of the differences are as follows:

Income tax provision at the federal statutory rate	25%
Effect of operating losses	(25)%
0%

As of December 31, 2011, the Company has a net operating loss carryforward of approximately $1,021,000. This loss will be available to offset future taxable income. If not used, this carryforward will begin to expire in 2029. The deferred tax asset relating to the operating loss carryforward has been fully reserved at December 31, 2011. The principal difference between the operating loss for income tax purposes and reporting purposes results from the accrual of officers' compensation.

BASIS OF REPORTING	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
BASIS OF REPORTING

Note 4. BASIS OF REPORTING

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has experienced a loss from operations during its development stage as a result of its investment necessary to achieve its operating plan, which is long-range in nature. For the period from inception to December 31, 2011, the Company incurred a net loss of approximately $1,022,000. In addition, the Company has no significant assets and limited revenues.

The Company's ability to continue as a going concern is contingent upon its ability to attain profitable operations by securing financing and implementing its business plan. In addition, the Company's ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrance into established markets and the competitive environment in which the Company operates.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

SHAREHOLDER LOANS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SHAREHOLDER LOANS

Note 5. SHAREHOLDER LOANS

Matthew L. Schissler, the Company’s Chairman, loaned the Company $-0- and $5,000 during the fiscal years ended December 31, 2011 and 2010, respectively. The loan bears no interest and is due on demand.

Jonathan F. Irwin, the Company’s Chief Executive Officer, loaned the Company $13,138 and $5,000 during the fiscal years ended December 31, 2011 and 2010, respectively. The loan bears no interest and is due on demand.

LOANS PAYABLE - OTHER	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LOANS PAYABLE - OTHER

Note 6. LOANS PAYABLE - OTHER

At December 31, 2011 the Company was indebted to an unrelated third party in the amount of $75,000. The loan has a stated interest rate of 14.40% for the entire term of the loan. Principal and all accrued interest are due in December 2013. Interest expense for the year 2011 was $2,700.

At December 31, 2011 the Company was indebted to an unrelated third party in the amount of $100,290 and $4,000 The loans bears no interest and are due on demand.

At December 31, 2011 the Company was indebted to an unrelated third party in the amounts of $25,000 and $10,000. The loans bear interest at 17% per annum and are due in August and September 2012, respectively. The loans require all interest to be paid at the inception dates of the loans and the principal to be paid when the loans come due. Interest expense for these notes in 2011 was $2,180.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS

Note 7. COMMITMENTS

In October 2010 the Company entered into a one year lease for its corporate offices. The agreement required the Company to make minimum monthly lease payments plus its pro-rata share of operating expenses. The lease terminated in September 2011 and was not renewed.

The Company does not currently lease space for its corporate offices.

Rent expense for the year ended December 31, 2011 was $9,290.

In July 2010, the Company entered into a consulting agreement with an unrelated third party. The agreement terminates in July 2012 and requires payment in the form of the Company's common stock. In that regard the agreement calls for compensation equal to 9.99% of the then outstanding number of common shares and to maintain that percentage throughout the term of the agreement. (See Note 3)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

Note 8. SUBSEQUENT EVENTS

In February 2012, the Company entered into an agreement to sell, on a non-dilutive basis, 9,108,118 commons shares, representing 7.5% of the Company's then outstanding common shares, for $50,000 (or approximately $0.055 per share) to an unrelated third party. The shares sold are restricted and have the option to be converted into preferred shares on a one for one basis for a five year term. At this time the Company has not yet established this preferred class of stock.

As a result of this issuance, the Company, under the terms of a consulting agreement dated July 2010, is obligated to issue an additional 1,932,805 shares of its common stock to a third party consultant (see notes 3 and 7) in order for that party to maintain its 9.99% ownership in the Company. At the same instant, the Company will also be required to issue an additional 3,477,150 shares of its common shares to the entity that acquired a 7.5% stake in the Company (see above).